First-time adoption - Summary of Impact on Impairment of Goodwill Due to First Time Adoption of IFRS (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Impact On Impairment Of Goodwill Due To First Time Adoption Of IFRS [Line Items]
Goodwill	¥ 952,895	¥ 726,109	¥ 690,929	¥ 690,929
Accumulated other comprehensive income	(1,222,332)	(1,520,257)	(979,476)
Other operating (income) expense, net	¥ 65,494	(14,250)
Adjustment to Recognition And Measurement Differences [Member]
Impact On Impairment Of Goodwill Due To First Time Adoption Of IFRS [Line Items]
Goodwill		(100,642)	(92,959)
Accumulated other comprehensive income		(2,044,277)	(1,560,456)
Other operating (income) expense, net		(7,502)
Adjustment to Recognition And Measurement Differences [Member] | Impact Of Change in Impairment Of Goodwill [Member]
Impact On Impairment Of Goodwill Due To First Time Adoption Of IFRS [Line Items]
Goodwill		(100,727)	(96,817)
Accumulated other comprehensive income		2,942
Adjustment to retained earnings		(97,785)	¥ (96,817)
Other operating (income) expense, net		(968)
Increase (decrease) in adjustment to income before income taxes		¥ (968)